Short-Term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Short-term borrowings	$ 17,162	$ 15,518
Federal funds purchased
Short-Term Debt [Line Items]
Short-term borrowings	285	252
Securities sold under agreements to repurchase
Short-Term Debt [Line Items]
Short-term borrowings	9,228	7,642
Commercial paper
Short-Term Debt [Line Items]
Short-term borrowings	4,341	4,288
Other short-term borrowings
Short-Term Debt [Line Items]
Short-term borrowings	$ 3,308	$ 3,336